Acquisitions (Tables)	11 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011
Business Combinations [Abstract]
Schedule of Business Acquisitions, by Acquisition
The following table summarizes the assets acquired and liabilities assumed as of the acquisition date:

February 5, 2010
Assets
Cash and cash equivalents	$351
Accounts receivable	1,344
Other current assets	389
Land, buildings and equipment	416
Intangible assets	3,035
Goodwill	5,127
Other long-term assets	258

Liabilities
Other current liabilities	645
Deferred revenue	161
Deferred tax liability	990
Debt	2,310
Pension liabilities	39
Other long-term liabilities	263
Net Assets Acquired	$6,512

Pro-forma Financial Data

	Year Ended December 31, 2010
	Pro-forma	As Reported
Revenue	$22,252	$21,633
Net income – Xerox	592	606
Basic earnings per-share	0.41	0.44
Diluted earnings per-share	0.41	0.43